INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF INTANGIBLE ASSET

	As of December 31,
	2022	2021
	RMB’000	RMB’000
Cost
As of beginning of the year	—	—
Addition	7	—
As of end of the year	7	—

Accumulated amortization
As of beginning of the year	—	—
Amortization for the year	(1)	—
As of end of the year	(1)	—

Carrying amount
At December 31, 2022 and 2021	6	—